Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregated Revenue
The following table sets forth Sonder’s total revenue for the periods shown disaggregated by channel (in thousands):

	Year Ended December 31,
	2021	2020
Direct revenue	$120,219	$59,340
Indirect revenue	112,725	56,338
Total revenue	$232,944	$115,678

Revenue by Geographical Area
Revenue by geographic area is attributed based on the location where the guest stays and is as follows (in thousands):

	Year Ended December 31,
	2021	2020
Revenue:
Americas
United States	$167,462	$85,891
Other Americas	10,830	5,520
Total Americas	178,292	91,411
Europe, Middle East, and Africa (EMEA)
Great Britain	16,910	8,607
United Arab Emirates	26,977	10,328
Other EMEA	10,765	5,332
Total EMEA	54,652	24,267
Total revenue	$232,944	$115,678
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(1)   As of December 31, 2021, Other Americas is comprised of Canada and Mexico.

Allowance for Doubtful Accounts
The following table summarizes Sonder’s beginning allowance for doubtful accounts balance for each period, additions, write-offs net of recoveries, and the balance at the end of each period shown (in thousands):

	Year Ended December 31,
	2021	2020
Beginning balance	$2,570	$2,503
Additions	4,719	2,577
Write-offs, net of recoveries	(3,162)	(2,510)
Ending balance	$4,127	$2,570